Income Taxes (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Income Tax Contingency [Line Items]
Income tax payable	$ 4,915	$ 12,390
National Americas Investment, Inc
Income Tax Contingency [Line Items]
Income tax payable	$ 4,910	$ 12,390